UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	One Bush Street, Suite 1700
		San Francisco, CA  94104

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:



Joseph E. Sweeney			San Francisco, CA		November 10, 2004

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	9

Form 13F Information Table Value Total:	15,970 X 1,000









List of Other Included Managers:

NONE

<Page

NAME OF ISSUER               TITLE OF         CUSIP         VALUE       SHARES   SH/   PUT/   INV.  OTHER     VOTING AUTH
                             CLASS                          X1000                PRN   CALL  DISC    MGR     SOLE   SHR NONE



Miramar Mining              COMMON         60466Z9A3            86      90000               Sole             90000
Laidlaw International       COMMON         50730R102          1332      81000               Sole             81000
Natural Health Trends Cor   COMMON         63888P406          1063      84700               Sole             84700
AT&T Wireless               COMMON         00209A106          7390     500000               Sole            500000
Immersion Corporation       COMMON         452521107           533     100000               Sole            100000
Intermet Corp               COMMON         45881K104            19      72000               Sole             72000
Oilexco Inc                 COMMON         677909103          2914     942500               Sole            942500
Total Energy                COMMON         891925109          1845     400000               Sole            400000
Wheaton River Minerals      COMMON         962902102           788     250000               Sole            250000



ETR\4342\002\1286725.01